Trade Accounts and Other Payables (Tables)	6 Months Ended
Jun. 30, 2017
Trade Accounts and Other Payables [Abstract]
Trade Accounts and Other Payables	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2017	December 31, 2016
Creditors	7,096	6,146
Insurances	158	23
Other	634	181
Total	7,888	6,350